Document and Entity Information - shares	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Entity Addresses [Line Items]
Document Type	20-F
Amendment Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Period End Date	Jun. 30, 2023
Current Fiscal Year End Date	--06-30
Document Fiscal Year Focus	2023
Document Fiscal Period Focus	FY
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-41072
Entity Registrant Name	Iris Energy Ltd
Entity Central Index Key	0001878848
Entity Incorporation, State or Country Code	C3
Entity Address, Address Line One	Level 12
Entity Address, Address Line Two	44 Market Street
Entity Address, City or Town	Sydney, NSW
Entity Address, Postal Zip Code	2000
Entity Address, Country	AU
Title of 12(b) Security	Ordinary shares, no par value
Trading Symbol	IREN
Security Exchange Name	NASDAQ
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
ICFR Auditor Attestation Flag	false
Document Financial Statement Error Correction [Flag]	false
Document Accounting Standard	International Financial Reporting Standards
Entity Shell Company	false
Auditor Firm ID	1232	32
Auditor Name	Raymond Chabot Grant Thornton LLP	ArmaninoLLP
Auditor Location	Montreal, Canada	Dallas, Texas
Ordinary Shares [Member]
Entity Addresses [Line Items]
Entity Common Stock, Shares Outstanding	66,701,526
Class B Shares [Member]
Entity Addresses [Line Items]
Entity Common Stock, Shares Outstanding	2
Business Contact [Member]
Entity Addresses [Line Items]
Contact Personnel Name	Cesilia Kim
Entity Address, Address Line One	Level 12
Entity Address, Address Line Two	44 Market Street
Entity Address, City or Town	Sydney, NSW
Entity Address, Postal Zip Code	2000
Entity Address, Country	AU
Country Region	61
City Area Code	2
Local Phone Number	7906 8301